Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2023
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust IV
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001095726
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2023
Prospectus Date	rr_ProspectusDate	Jun. 01, 2023
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with above-average income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 13 of the Prospectus, in Appendix A to the Prospectus and on page 67 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts (“REITs”) and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. To qualify as a REIT, a company must distribute a significant percentage of its taxable income to shareholders in the form of dividends (at least 90% in the U.S.); this dividend payout ratio is higher than that of non-REIT companies. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. The Fund intends to meet its investment goal by investing primarily in a portfolio of securities of REITs and real estate companies, including those that are primarily focused on income-producing commercial property and real estate development. Companies in the real estate industry, including REITs and real estate operating companies in which the Fund may invest may have relatively small market capitalizations. The Fund invests in securities of issuers located in no fewer than three regions, North America, Europe and Asia Pacific. Under normal circumstances, the Fund’s regional weightings will be +/- 10% of the regional weightings of the Fund’s benchmark, the FTSE EPRA Nareit Developed Index (Net). Although the Fund does not seek to track any particular index, the Fund will be diversified in terms of geographic and property type exposures, and the FTSE EPRA Nareit Developed Index (Net) may be used as a benchmark for the regional weighting of the Fund’s portfolio. The Fund may invest up to 10% of its assets in securities of companies located in emerging markets. For the purposes of determining whether a particular country is considered an emerging market, the Fund uses the designation set forth by the FTSE EPRA Nareit Emerging Index. The Fund follows a focused investment approach and typically holds 50 to 60 securities.
AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the underlying real estate assets and company management, as well as the overall influence of capital markets.
When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:
Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. These estimates are formulated by the investment teams in each region based on a detailed analysis of historical trends and expectations for the future for each company’s financial statements. As a first step in its modeling process, AEW inputs projected financial information for each company. After completion of preliminary pro forma statements, the assumptions utilized to create the pro forma statements are generally discussed with representatives from each company. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The capital markets value and real estate value incorporate factors that AEW believes influence the valuation of the cash flows by these different types of investors. These factors are the quantification of a broad array of subjective characteristics that AEW believes are important in the relative valuation process for both sectors and individual stocks. The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.
Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.
Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts, such as changes in interest rates, regional and local economic conditions and other factors, that in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic (e.g. interest rate expectations), market-driven or company-specific (e.g. a company’s development pipeline) in nature.
ESG: AEW seeks to identify environmental, social, and governance (“ESG”) factors that it believes are most relevant to real estate investments in the Fund’s investable universe. ESG factors may include, among other things, the environmental performance of buildings, diversity, equity and inclusion policies, corporate giving, and Board diversity. AEW incorporates insights from fundamental research and company meetings alongside third party data and ESG data sourced directly from the issuer into a proprietary ESG risk score, which is an input into AEW’s securities valuation analysis. While AEW considers ESG factors in all buy and sell decisions for the Fund, the ESG profile of an investment will not be prioritized over other considerations in AEW’s investment selection process. The Fund may continue to invest in an issuer with a lower ESG score if AEW believes the investment’s valuation remains attractive as measured by other factors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods (as applicable) compare to those of a broad measure of market performance. Performance for Class C shares includes the automatic conversion to Class A shares after eight years. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods (as applicable) compare to those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class T shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: First Quarter 2019, 15.22% Lowest Quarterly Return: First Quarter 2020, -24.31% The Fund’s Class Y shares total return year to date as of March 31, 2023 was 1.89%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
The Fund revised its investment strategies at the close of business on May 31, 2019, and performance may have been different had the current investment strategies been in place for all periods shown.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Real Estate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Real Estate Risk: Because the Fund concentrates its investments in REITs and the real estate industry, the Fund’s performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Focused Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. In other circumstances, liquid investments may become illiquid. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Models and Data Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Models and Data Risk: The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | FTSE EPRA Nareit Developed Index (Net)
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(25.09%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.23%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.99%
Life of Class	rr_AverageAnnualReturnSinceInception	1.76%
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	971
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,147
Past 1 Year	rr_AverageAnnualReturnYear01	(30.14%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.12%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.08%
Life of Class	rr_AverageAnnualReturnSinceInception	none
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,282
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,282
Past 1 Year	rr_AverageAnnualReturnYear01	(27.20%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.30%
Past 10 Years	rr_AverageAnnualReturnYear10	4.06%
Life of Class	rr_AverageAnnualReturnSinceInception	none
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,307
Past 1 Year	rr_AverageAnnualReturnYear01	(25.72%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.36%
Past 10 Years	rr_AverageAnnualReturnYear10	none
Life of Class	rr_AverageAnnualReturnSinceInception	3.89%
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 364
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	978
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,877
Past 1 Year	rr_AverageAnnualReturnYear01	(27.76%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.55%
Past 10 Years	rr_AverageAnnualReturnYear10	4.43%
Life of Class	rr_AverageAnnualReturnSinceInception	none
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	613
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
Annual Return 2013	rr_AnnualReturn2013	1.17%
Annual Return 2014	rr_AnnualReturn2014	30.32%
Annual Return 2015	rr_AnnualReturn2015	4.76%
Annual Return 2016	rr_AnnualReturn2016	6.01%
Annual Return 2017	rr_AnnualReturn2017	3.86%
Annual Return 2018	rr_AnnualReturn2018	(4.49%)
Annual Return 2019	rr_AnnualReturn2019	24.22%
Annual Return 2020	rr_AnnualReturn2020	(5.57%)
Annual Return 2021	rr_AnnualReturn2021	28.29%
Annual Return 2022	rr_AnnualReturn2022	(25.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class Y shares total return year to date as of March 31, 2023 was 1.89%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.89%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(25.76%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.31%
Past 10 Years	rr_AverageAnnualReturnYear10	4.96%
Life of Class	rr_AverageAnnualReturnSinceInception	none
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(26.28%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.85%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.10%
Life of Class	rr_AverageAnnualReturnSinceInception	none
(AEW Global Focused Real Estate Fund - Classes A, C, N, T and Y) | (AEW Global Focused Real Estate Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(14.88%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.76%
Past 10 Years	rr_AverageAnnualReturnYear10	3.37%
Life of Class	rr_AverageAnnualReturnSinceInception	none
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 11.42% Lowest Quarterly Return: Second Quarter 2022, -10.01% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 4.95%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation,as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | S&P Target Date 2015® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(12.16%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.07%
Life of Class	rr_AverageAnnualReturnSinceInception	4.03%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.18%	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	830
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,724
Annual Return 2018	rr_AnnualReturn2018	(2.73%)
Annual Return 2019	rr_AnnualReturn2019	16.52%
Annual Return 2020	rr_AnnualReturn2020	13.41%
Annual Return 2021	rr_AnnualReturn2021	8.27%
Annual Return 2022	rr_AnnualReturn2022	(14.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 4.95%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Past 1 Year	rr_AverageAnnualReturnYear01	(14.61%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.51%
Life of Class	rr_AverageAnnualReturnSinceInception	4.79%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(15.88%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.82%
Life of Class	rr_AverageAnnualReturnSinceInception	2.33%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(8.25%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.15%
Life of Class	rr_AverageAnnualReturnSinceInception	3.19%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2015 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.39%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.23%	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	855
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,810
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 12.20% Lowest Quarterly Return: First Quarter 2020, -10.93% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 5.62%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | S&P Target Date 2020® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(12.81%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.14%
Life of Class	rr_AverageAnnualReturnSinceInception	4.26%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.98%	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,942
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,364
Annual Return 2018	rr_AnnualReturn2018	(3.09%)
Annual Return 2019	rr_AnnualReturn2019	17.94%
Annual Return 2020	rr_AnnualReturn2020	14.32%
Annual Return 2021	rr_AnnualReturn2021	10.17%
Annual Return 2022	rr_AnnualReturn2022	(15.34%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 5.62%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.62%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(15.34%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.03%
Life of Class	rr_AverageAnnualReturnSinceInception	5.46%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(16.77%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.80%
Life of Class	rr_AverageAnnualReturnSinceInception	2.54%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(8.53%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.40%
Life of Class	rr_AverageAnnualReturnSinceInception	3.59%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2020 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.18%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.03%	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,443
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 14.19% Lowest Quarterly Return: First Quarter 2020, -13.58% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 5.83%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | S&P Target Date 2025® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(13.13%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.75%
Life of Class	rr_AverageAnnualReturnSinceInception	5.00%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.16%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.14%	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,823
Annual Return 2018	rr_AnnualReturn2018	(3.62%)
Annual Return 2019	rr_AnnualReturn2019	19.15%
Annual Return 2020	rr_AnnualReturn2020	14.11%
Annual Return 2021	rr_AnnualReturn2021	10.74%
Annual Return 2022	rr_AnnualReturn2022	(15.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 5.83%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.83%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(15.99%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.04%
Life of Class	rr_AverageAnnualReturnSinceInception	5.66%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(17.00%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.86%
Life of Class	rr_AverageAnnualReturnSinceInception	3.66%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(9.09%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.68%
Life of Class	rr_AverageAnnualReturnSinceInception	4.00%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2025 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.16%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.34%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.19%	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	644
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,919
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 14.94% Lowest Quarterly Return: First Quarter 2020, -15.01% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 6.41%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | S&P Target Date 2030® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(13.96%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.17%
Life of Class	rr_AverageAnnualReturnSinceInception	5.58%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.14%	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	794
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,869
Annual Return 2018	rr_AnnualReturn2018	(4.44%)
Annual Return 2019	rr_AnnualReturn2019	20.99%
Annual Return 2020	rr_AnnualReturn2020	15.32%
Annual Return 2021	rr_AnnualReturn2021	12.77%
Annual Return 2022	rr_AnnualReturn2022	(16.46%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 6.41%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.41%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(16.46%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.67%
Life of Class	rr_AverageAnnualReturnSinceInception	6.49%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(17.74%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.64%
Life of Class	rr_AverageAnnualReturnSinceInception	4.63%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(9.10%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.18%
Life of Class	rr_AverageAnnualReturnSinceInception	4.68%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2030 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.33%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.19%	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	842
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,974
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 17.06% Lowest Quarterly Return: First Quarter 2020, -17.91% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 6.74%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | S&P Target Date 2035® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(14.99%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.63%
Life of Class	rr_AverageAnnualReturnSinceInception	6.16%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.10%	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,840
Annual Return 2018	rr_AnnualReturn2018	(5.13%)
Annual Return 2019	rr_AnnualReturn2019	23.12%
Annual Return 2020	rr_AnnualReturn2020	15.56%
Annual Return 2021	rr_AnnualReturn2021	14.95%
Annual Return 2022	rr_AnnualReturn2022	(17.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 6.74%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.74%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.91%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(17.12%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.16%
Life of Class	rr_AverageAnnualReturnSinceInception	7.16%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(18.29%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.91%
Life of Class	rr_AverageAnnualReturnSinceInception	5.11%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(9.49%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.56%
Life of Class	rr_AverageAnnualReturnSinceInception	5.21%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2035 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.29%	[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.15%	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	830
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,945
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 18.63% Lowest Quarterly Return: First Quarter 2020, -19.35% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 7.44%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | S&P Target Date 2040® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(15.56%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.97%
Life of Class	rr_AverageAnnualReturnSinceInception	6.59%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.34%	[15]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,091
Annual Return 2018	rr_AnnualReturn2018	(5.54%)
Annual Return 2019	rr_AnnualReturn2019	23.83%
Annual Return 2020	rr_AnnualReturn2020	16.56%
Annual Return 2021	rr_AnnualReturn2021	15.87%
Annual Return 2022	rr_AnnualReturn2022	(17.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 7.44%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.44%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.63%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(17.81%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.36%
Life of Class	rr_AverageAnnualReturnSinceInception	7.52%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(18.83%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.98%
Life of Class	rr_AverageAnnualReturnSinceInception	5.35%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(9.97%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.72%
Life of Class	rr_AverageAnnualReturnSinceInception	5.51%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2040 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.52%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.39%	[15]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	938
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,194
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 19.22% Lowest Quarterly Return: First Quarter 2020, -20.32% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 7.83%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | S&P Target Date 2045® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(15.84%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.16%
Life of Class	rr_AverageAnnualReturnSinceInception	6.84%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.34%	[17]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,091
Annual Return 2018	rr_AnnualReturn2018	(6.01%)
Annual Return 2019	rr_AnnualReturn2019	25.23%
Annual Return 2020	rr_AnnualReturn2020	16.89%
Annual Return 2021	rr_AnnualReturn2021	17.09%
Annual Return 2022	rr_AnnualReturn2022	(18.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 7.83%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.83%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(18.12%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.69%
Life of Class	rr_AverageAnnualReturnSinceInception	7.92%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(19.13%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.44%
Life of Class	rr_AverageAnnualReturnSinceInception	5.87%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(10.13%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.02%
Life of Class	rr_AverageAnnualReturnSinceInception	5.86%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2045 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.50%	[18]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.39%	[17]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	938
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,194
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 19.95% Lowest Quarterly Return: First Quarter 2020, -20.86% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 8.10%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | S&P Target Date 2050® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(15.97%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.26%
Life of Class	rr_AverageAnnualReturnSinceInception	6.99%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.21%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.50%	[19]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	497
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,259
Annual Return 2018	rr_AnnualReturn2018	(5.95%)
Annual Return 2019	rr_AnnualReturn2019	24.89%
Annual Return 2020	rr_AnnualReturn2020	17.44%
Annual Return 2021	rr_AnnualReturn2021	17.22%
Annual Return 2022	rr_AnnualReturn2022	(18.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 8.10%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.86%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(18.73%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.62%
Life of Class	rr_AverageAnnualReturnSinceInception	7.93%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(19.69%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.20%
Life of Class	rr_AverageAnnualReturnSinceInception	5.74%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(10.50%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.89%
Life of Class	rr_AverageAnnualReturnSinceInception	5.82%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2050 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.21%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.67%	[20]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.55%	[19]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,360
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 19.68% Lowest Quarterly Return: First Quarter 2020, -21.18% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 8.19%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | S&P Target Date 2055® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(15.97%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.31%
Life of Class	rr_AverageAnnualReturnSinceInception	7.06%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.21%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.82%	[21]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	564
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,566
Annual Return 2018	rr_AnnualReturn2018	(6.01%)
Annual Return 2019	rr_AnnualReturn2019	25.51%
Annual Return 2020	rr_AnnualReturn2020	16.48%
Annual Return 2021	rr_AnnualReturn2021	17.25%
Annual Return 2022	rr_AnnualReturn2022	(18.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 8.19%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.19%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(18.78%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.53%
Life of Class	rr_AverageAnnualReturnSinceInception	7.86%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(19.58%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.10%
Life of Class	rr_AverageAnnualReturnSinceInception	5.65%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(10.62%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.84%
Life of Class	rr_AverageAnnualReturnSinceInception	5.78%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2055 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.21%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.98%	[22]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.87%	[21]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	590
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,663
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year, five-year and life-of-fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 20.10% Lowest Quarterly Return: First Quarter 2020, -21.51% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 8.17%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | S&P Target Date 2060® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(16.01%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.35%
Life of Class	rr_AverageAnnualReturnSinceInception	7.15%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.21%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.67%	[23]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	740
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,449
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,336
Annual Return 2018	rr_AnnualReturn2018	(6.08%)
Annual Return 2019	rr_AnnualReturn2019	25.78%
Annual Return 2020	rr_AnnualReturn2020	17.36%
Annual Return 2021	rr_AnnualReturn2021	17.71%
Annual Return 2022	rr_AnnualReturn2022	(18.48%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 8.17%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.51%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past 1 Year	rr_AverageAnnualReturnYear01	(18.48%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.87%
Life of Class	rr_AverageAnnualReturnSinceInception	8.15%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(19.40%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.25%
Life of Class	rr_AverageAnnualReturnSinceInception	5.78%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(10.36%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.12%
Life of Class	rr_AverageAnnualReturnSinceInception	6.02%
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2060 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.21%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.83%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.72%	[23]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,494
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,426
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest total return consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in segments (or allocable portions of the Fund’s assets) and underlying funds managed by the adviser or affiliated advisers and subadvisers that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.
The Fund follows a “sustainable investing approach” that aims to allocate the Fund’s assets to segments and underlying funds whose adviser or subadvisers, as part of their broader investment processes, actively consider material environmental, social and governance (“ESG”) factors in the evaluation and selection of portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Fund’s multi-disciplinary structure and as described in more detail below, the advisers or subadvisers to the Fund’s segments and underlying funds may consider material ESG factors differently in their investment processes. For example, there may be differences in how they source ESG-related research (proprietary versus third party), the extent to which they actively engage with company management, and/or their focus on companies whose products and services are designed to directly address and/or benefit from long-term environmental, social or governance trends. Notwithstanding these differences, it is expected that the Fund’s portfolio may be better positioned to deliver financial results over time and manage risks related to negative outcomes (for example, those related to the physical and regulatory risks related to climate change, poor human rights practices, or poor corporate governance). Certain strategies may also seek to exclude specific types of investments as part of the broader investment approach.
A brief description of the principal investment policies of the segments and underlying funds and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, may modify the selection of segments and underlying funds for the Fund from time to time. Natixis Advisors also determines the Fund’s glide path and target allocations.
The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.
The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds® that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life of fund performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s one-year and life of fund performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class Y shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class N Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period and Life of Fund period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Fourth Quarter 2022, 10.37% Lowest Quarterly Return: Second Quarter 2022, -15.69% The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 8.33%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2022)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class Y shares outstanding during the periods shown above. The returns of Class Y shares would have been substantially similar to the returns of the Fund’s Class N shares because they would have been invested in the same portfolio of securities and would only differ to the extent the Class N shares did not have the same expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period and Life of Fund period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s or Subadviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s or Subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser or Subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | ESG Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Views on what constitutes “ESG investing”, and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Allocation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearinghouses, such as the performance guarantee given by a central clearinghouse, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearinghouse itself.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the underlying funds. Derivative instruments (such as those in which the underlying funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an underlying fund’s use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an underlying fund may give rise to leverage risk and can have a significant impact on the underlying fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that an underlying fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an underlying fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An underlying fund’s use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions, involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin (if any) required to initiate derivatives positions. There is also the risk that an underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An underlying fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Inflation-Protected Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The values of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute because of recent monetary policy measures.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Investments in Other Investment Companies Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Retirement Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund’s glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Tracking Error Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Although the Fund does not seek to track any particular index, certain segments of the Fund are designed to reflect the performance results and risk characteristics of various indexes. There is a risk that the performance of a segment will diverge from the performance of its respective index, potentially materially.

(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | S&P Target Date 2065+® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(15.95%)
Life of Class	rr_AverageAnnualReturnSinceInception	(13.70%)
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.21%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	5.30%	[25]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,349
Annual Return 2022	rr_AnnualReturn2022	(18.65%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class N shares total return year-to-date as of March 31, 2023 was 8.33%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.33%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Past 1 Year	rr_AverageAnnualReturnYear01	(18.65%)
Life of Class	rr_AverageAnnualReturnSinceInception	(16.33%)
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Class N | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(19.02%)
Life of Class	rr_AverageAnnualReturnSinceInception	(16.76%)
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(10.93%)
Life of Class	rr_AverageAnnualReturnSinceInception	(12.53%)
(Natixis Sustainable Future Funds - Classes N and Y) | (Natixis Sustainable Future 2065 Fund) | Class Y
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.21%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.47%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	5.35%	[25]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,291
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,418

[1]
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

[2]
2	AEW Capital Management, L.P. (“AEW” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[3]
3	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[4]
1	Other expenses are estimated for the current fiscal year.

[5]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.50% and 0.55% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[6]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[7]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.50% and 0.55% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[8]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[9]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.51% and 0.56% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[10]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[11]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.52% and 0.57% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[12]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[13]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.53% and 0.58% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[14]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[15]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.54% and 0.59% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[16]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[17]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.54% and 0.59% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[18]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[19]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[20]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[21]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[22]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[23]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[24]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.

[25]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2024 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[26]
1	Because Class Y shares of the Fund are not currently available for purchase and do not have any operating results to report as of the Fund’s fiscal year end, “Other expenses” for the class are based on estimated amounts for the current fiscal year.